Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instruments
Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of Debt instruments at 31 December 2019, 2018 and 2017, net of impairment losses, is as follows:

Million euros
	2019				2018				2017
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	3,634	42,054	45,688	24.75%	4,748	50,488	55,236	28.90%	5,272	59,186	64,458	32.33%
United Kingdom	3,806	11,479	15,285	8.28%	5,615	9,512	15,127	7.91%	4,339	10,717	15,056	7.55%
Portugal	2,979	7,563	10,542	5.71%	3,663	6,943	10,606	5.55%	3,972	7,892	11,864	5.95%
Italy	1,384	3,620	5,004	2.71%	857	3,134	3,991	2.09%	1,287	7,171	8,458	4.24%
Ireland	2,387	2	2,389	1.29%	4,543	2	4,545	2.38%	3,147	2	3,149	1.58%
Poland	460	9,361	9,821	5.32%	683	10,489	11,172	5.85%	772	6,619	7,391	3.71%
Other European countries	7,186	1,784	8,970	4.86%	6,101	1,518	7,619	3.99%	7,195	1,733	8,928	4.48%
United States	5,915	15,609	21,524	11.66%	6,833	10,362	17,195	9.00%	7,986	11,670	19,656	9.86%
Brazil	5,808	35,036	40,844	22.13%	5,285	36,583	41,868	21.91%	4,729	34,940	39,669	19.90%
Mexico	708	13,234	13,942	7.55%	520	11,325	11,845	6.20%	461	9,478	9,939	4.99%
Chile	50	4,819	4,869	2.64%	79	2,729	2,808	1.47%	62	4,071	4,133	2.07%
Other American countries	605	1,095	1,700	0.92%	1,111	1,375	2,486	1.30%	755	913	1,668	0.84%
Rest of the world	186	3,832	4,018	2.18%	639	5,987	6,626	3.47%	764	4,218	4,982	2.50%
	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%

Schedule of debt instruments by issuer rating
Main credit risk aggregates from customer business

Main credit risk performance metrics from activity with customers
December 2019 data
	Credit risk with customers* (EUR million)			Non-performing loans (EUR million)			NPL ratio (%)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Europe	722,661	688,810	671,776	23,519	25,287	27,964	3.25	3.67	4.16
Spain	213,668	227,401	237,327	14,824	16,651	18,270	6.94	7.32	7.70
UK	275,941	252,919	242,993	2,786	2,739	3,210	1.01	1.08	1.32
S. Consumer Finance	105,048	97,922	92,589	2,416	2,244	2,319	2.30	2.29	2.50
Portugal	37,978	38,340	39,394	1,834	2,279	2,959	4.83	5.94	7.51
Poland	33,566	30,783	24,391	1,447	1,317	1,114	4.31	4.28	4.57
North America	143,839	125,916	106,129	3,165	3,510	2,935	2.20	2.79	2.77
US	105,792	92,152	77,190	2,331	2,688	2,156	2.20	2.92	2.79
SBNA	56,640	51,049	44,237	389	450	536	0.69	0.88	1.21
SC USA	29,021	26,424	24,079	1,787	2,043	1,410	6.16	7.73	5.86
Mexico	38,047	33,764	28,939	834	822	779	2.19	2.43	2.69
South America	143,428	138,134	138,577	6,972	6,639	6,685	4.86	4.81	4.82
Brazil	88,893	84,212	83,076	4,727	4,418	4,391	5.32	5.25	5.29
Chile	42,000	41,268	40,406	1,947	1,925	2,004	4.64	4.66	4.96
Argentina	5,044	5,631	8,085	171	179	202	3.39	3.17	2.50
Santander Global Platform	706	340	96	4	4	4	0.63	1.21	4.56
Corporte Centre	5,872	4,953	5,369	138	252	8	2.34	5.09	0.15
Total Group	1,016,507	958,153	920,968	33,799	35,692	37,596	3.32	3.73	4.08
* Includes gross lending to customers, guarantees and documentary credits.

Schedule of debt instruments
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
Classification:
Financial assets held for trading	32,041	27,800	36,351
Non-trading financial assets mandatorily at fair value through profit or loss	1,175	5,587
Financial assets designated at fair value through profit or loss	3,186	3,222	3,485
Financial assets designated at fair value through other comprehensive income	118,405	116,819
Financial assets available-for-sale			128,481
Financial assets at amortised cost	29,789	37,696
Loans and receivables			17,543
Held-to-maturity investments			13,491
	184,596	191,124	199,351
Type:
Spanish government debt securities	42,054	50,488	59,186
Foreign government debt securities	107,434	99,959	99,424
Issued by financial institutions	9,670	10,574	12,155
Other fixed-income securities	25,265	29,868	28,299
Impaired financial assets	647	870	1,017
Impairment losses	(474)	(635)	(730)
	184,596	191,124	199,351
Currency:
Euro	70,357	76,513	93,250
Pound sterling	15,713	19,153	16,203
US dollar	29,846	22,864	25,191
Brazilian real	38,316	40,871	39,233
Other currencies	30,838	32,358	26,204
Total gross	185,070	191,759	200,081
Impairment losses	(474)	(635)	(730)
	184,596	191,124	199,351

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of changes in impairment losses on debt instruments
The changes in Financial assets at fair value through other comprehensive income (IFRS 9), and Financial assets available-for-sale (IAS 39) were as follows:

Million euros
	2019	2018*	2017
Balance at beginning of the year	2,671	3,169	5,487
Net additions (disposals)	221	(324)	(331)
Valuation adjustment and other items	(29)	(174)	(366)
Balance at end of year	2,863	2,671	4,790

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Debt instruments
Debt Instruments
Schedule of debt instruments by issuer rating
The detail, by issuer rating, of Debt instruments at 31 December 2019, 2018 and 2017 is as follows:

Million euros
	2019				2018				2017
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	14,737	1,085	15,822	8.57%	18,901	834	19,735	10.33%	16,239	924	17,163	8.61%
AA	5,133	28,325	33,458	18.13%	2,715	20,966	23,681	12.39%	2,714	23,522	26,236	13.16%
A	3,238	59,744	62,982	34.12%	3,464	69,392	72,856	38.12%	4,373	8,037	12,410	6.23%
BBB	4,889	24,766	29,655	16.06%	5,093	21,837	26,930	14.09%	6,449	91,012	97,461	48.89%
Below BBB	1,244	35,466	36,710	19.89%	668	37,412	38,080	19.92%	2,393	35,109	37,502	18.81%
Unrated	5,867	102	5,969	3.23%	9,836	6	9,842	5.15%	8,573	6	8,579	4.30%
	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on Debt instruments are summarised below:

Million of euros
	2019	2018*	2017
Balance at beginning of year	635	704	498
Net impairment losses for the year	(170)	43	348
Of which:
Impairment losses charged to income	77	138	386
Impairment losses reversed with a credit to income	(247)	(95)	(38)
Exchange differences and other items	9	(112)	(116)
Balance at end of year	474	635	730
Of which:
By geographical location of risk:
European Union	14	22	30
Latin America	460	613	700

Of which:
Loans and advances			348
Financial assets at amortised cost	(176)	43
Financial assets available for sale			—
Financial assets designated at fair value through other comprehensive income	6	—
*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Private fixed income
Debt Instruments
Schedule of debt instruments
The detail, by type of financial instrument, of Private fixed-income securities at 31 December 2019, 2018 and 2017, net of impairment losses, is as follows:

Million euros
	2019	2018	2017
Securitised mortgage bonds	1,633	2,942	2,458
Other asset-backed bonds	6,388	9,805	5,992
Floating rate debt	10,348	13,721	13,756
Fixed rate debt	16,739	14,209	18,535
Total	35,108	40,677	40,741